UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Suncoast Equity Management
Address:
14502 N Dale Mabry

Suite 200

Tampa, FL 33618

13F File Number:
28-11066
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Sean Wright

Title:
Director of Operations

Phone:
813-963-0502

Sean Wright
Tampa, Fl
May 8, 2006




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
0
Form 13F Information Table Value Total:
0


List of Other Included Managers:





No.  13F File Number
Name



	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL SOLE
------------------------------ --------------   --------- -------- -------- --- ---- ----
AMERICAN EXPRESS CO            COM              025816109     7924   150805 SH       SOLE
AMGEN                          COM              031162100     7393   101632 SH       SOLE
ANHUESER-BUSCH  	       COM		035229103     4781   111805 SH       SOLE
BERKSHIRE HATHAWAY B           COM              084670207     8165     2711 SH       SOLE
COLGATE PALMOLIVE              COM              194162103     6013   105310 SH       SOLE
DELL INC                       COM		24702R101     5927   199185 SH       SOLE
GENERAL ELECTRIC               COM              369604103     6778   194909 SH       SOLE
HARLEY DAVIDSON INC            COM              412822108     7330   141290 SH       SOLE
HERSHEY FOODS         	       COM              427866108     7568   144910 SH       SOLE
LAB CORP AMERICA               COM              50540R409     7885   134841 SH       SOLE
MEDTRONIC INC                  COM              585066106     6901   135989 SH       SOLE
MICROSOFT                      COM              594918104     6262   230170 SH       SOLE
PATTERSON INC                  COM              703395103     5944   168880 SH       SOLE
GRAINGER                       COM              384802104     5689    75505 SH       SOLE
UNITED PAR SERVI               COM              911312106     3495    44040 SH       SOLE
MCGRAW HILL		       COM              580645109     5585    96935 SH       SOLE
BECTON DICKINSON               COM              075887109     4157    67515 SH       SOLE
PEPSICO INC                    COM              713448108     8022   138820 SH       SOLE
NIKE CL B                      COM              654106103     5819    68390 SH       SOLE
PROCTOR & GAMBLE               COM              742718109     4559    79114 SH       SOLE